Average Annual Total Returns - Institutional Plus - Vanguard Real Estate II Index Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares Since Inception	Institutional Plus Shares Inception Date	Institutional Plus Shares Return After Taxes on Distributions 1 Year	Institutional Plus Shares Return After Taxes on Distributions Since Inception	Institutional Plus Shares Return After Taxes on Distributions Inception Date	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) Inception Date	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) Since Inception	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	(4.60%)	5.01%	Sep. 26, 2017	(5.50%)	3.74%	Sep. 26, 2017	(2.74%)	3.29%	Sep. 26, 2017	(4.55%)	5.07%	Sep. 26, 2017	(4.55%)	5.92%	Sep. 26, 2017	20.79%	15.69%	Sep. 26, 2017